Apr. 12, 2022
NF_08.31 Fidelity Sustainable Low Duration Bond Fund Retail Pro-01 | Fidelity Sustainable Low Duration Bond Fund
Fund Summary Fund/Class:Fidelity® Sustainable Low Duration Bond Fund/Fidelity® Sustainable Low Duration Bond Fund
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have positive environmental, social and governance (ESG) benefits and repurchase agreements for those securities. Evaluating each security in which the fund invests using both a traditional bond credit, structure and relative value analysis and a consideration of the Adviser's judgment about the security’s ESG benefits. When assessing a security’s ESG benefits and its eligibility for purchase, the Adviser considers the following, where available: (i) the sustainability practices of the security’s issuer or sponsor, as applicable (each, an “issuer”), based on an evaluation of such issuer’s individual ESG profile; (ii) ESG factors related to the security’s underlying pool of assets; and (iii) any third-party designation as a green, sustainable or sustainability-linked bond. A security’s positive ESG benefits can be determined under any of those three factors. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer’s sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer’s sustainability outlook provided by the Adviser’s fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer’s environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer’s social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer’s board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer’s financial outlook, and not all factors may be applicable to all issuers. Issuers with an above average ESG rating as determined by the Adviser are considered to have positive ESG benefits and well-managed ESG risks. Investing in debt securities of issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. When evaluating securitized debt securities (including mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities), generally considering the issuer’s ESG rating along with ESG factors related to the underlying pool of assets, such as energy efficiency and environmental impact of the underlying assets; providing access to affordable housing or opportunities for first time home ownership; and compliance with fair lending laws. In addition to its focus on debt securities with a positive ESG benefit, analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Normally maintaining a duration of 1 year or less. Managing the fund to have similar overall interest rate risk to the Bloomberg US Treasury Bill: 6-9 Months Index. Normally maintaining a dollar-weighted average maturity of two years or less. Allocating assets across different market sectors and maturities. Investing more than 25% of total assets in the financial services industries. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusions” for additional information.
Principal Investment Risks
Sustainability Risk. Application of FMR's ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance